Summary of Significant Accounting Policies (Tables)	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the computation of basic and diluted loss:

	Three Months Ended March 31,
	2021		2020
(in thousands, except share and per share amounts)	Class A Common	Class B Common	Class A Common	Class B Common
Net loss	$(40,862)	$(118,110)	$(1,389)	$(10,592)
Adjustment to redemption value on Convertible Preferred Stock	(260,051)	(751,675)	—	—

Net loss attributed to common stockholders	$(300,913)	$(869,785)	—	—

Basic weighted average common shares outstanding	24,371,147	70,444,444	9,443,456	71,970,000
Dilutive weighted average common shares outstanding	24,371,147	70,444,444	9,443,456	71,970,000
Loss per share attributable to common stockholders:
Basic and Diluted loss per share	$(12.35)	$(12.35)	$(0.15)	$(0.15)

The following table sets forth the computation of basic and diluted loss:

	Years Ended December 31,
	2020		2019
(in thousands, except share and per share amounts)	Class A Common	Class B Common	Class A Common	Class B Common
Net loss attributable to common stockholders	$(8,120)	$(60,173)	$(5,989)	$(47,910)
Basic weighted average common shares outstanding	9,902,845	73,385,753	8,082,020	63,684,201
Dilutive weighted average common shares outstanding	9,902,845	73,385,753	8,082,020	63,684,201
Loss per share attributable to common stockholders:
Basic and Diluted loss per share	$(0.82)	$(0.82)	$(0.74)	$(0.74)

Holicity Inc.
Schedule of Earnings Per Share, Basic and Diluted

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

Three months ended March 31, 2021
Class A Common Stock
Numerator: Earnings allocable to Class A common stock
Interest income	$14,038
Income and franchise tax	(14,038)

Net Income	$—

Denominator: Weighted average Class A common stock
Class A common stock, basic and diluted	30,000,000
Earnings per share/basic and diluted Class A common stock	$0.00
Class B Common Stock
Numerator: Net loss less Class A common stock net income
Net loss	$(19,962,564)
Class A common stock net income	—

Net loss	$(19,962,564)

Denominator: Weighted average Class B common stock
Class B common stock, basic and diluted	7,500,000
Loss per share/basic and diluted Class B common stock	$(2.66)

Note:	for the three months ended March 31, 2021, basic and diluted shares are the same as there are no non-redeemable securities that are dilutive to the Company’s common stockholders.

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

For the period from June 2, 2020 (inception) through December 31, 2020
Class A Common Stock
Numerator: Earnings allocable to Class A common stock
Interest income	$46,957
Income and franchise tax	(46,957)

Net Income	$—

Denominator: Weighted average Class A common stock
Class A common stock, basic and diluted	30,000,000
Earnings per share/basic and diluted Class A common stock	$0.00
Class B Common Stock
Numerator: Net loss less Class A common stock net income
Net loss	$(7,342,273)
Class A common stock net income	—

Net loss	$(7,342,273)

Denominator: Weighted average Class B common stock
Class B common stock, basic and diluted	7,500,000
Loss per share/basic and diluted Class B common stock	$(0.98)

Note:

for the period from June 2, 2020 (inception) through December 31, 2020, basic and diluted shares are the same as there are no non-redeemable securities that are dilutive to the Company’s common stockholders.